Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000003068 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000003068 | Centene Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000003068 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000003068 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000003068 | TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000003068 | CSC Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003068 | Frontier Communications Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000003068 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000003068 | Ferrellgas LP/Ferrellgas Finance Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000003068 | Ball Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003068 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	78.96%
C000003068 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000003068 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000003068 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.27%
C000003068 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000003068 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000003069 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000003069 | Centene Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000003069 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000003069 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000003069 | TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000003069 | CSC Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003069 | Frontier Communications Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000003069 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000003069 | Ferrellgas LP/Ferrellgas Finance Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000003069 | Ball Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003069 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	78.96%
C000003069 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000003069 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000003069 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.27%
C000003069 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000003069 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000003070 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000003070 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003070 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000003070 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000003070 | Fannie Mae Pool MA4733
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000003070 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000003070 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000003070 | WarnerMedia Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000003070 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000003070 | SLM Student Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000003070 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000003070 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000003070 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000003070 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000003070 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	47.56%
C000003070 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000003070 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	25.58%
C000003070 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003070 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003070 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	0.12%	[1]
C000003071 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000003071 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003071 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000003071 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000003071 | Fannie Mae Pool MA4733
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000003071 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000003071 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000003071 | WarnerMedia Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000003071 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000003071 | SLM Student Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000003071 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000003071 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000003071 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000003071 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000003071 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	47.56%
C000003071 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000003071 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	25.58%
C000003071 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003071 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003071 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	0.12%	[2]
C000201585 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000201585 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	9.98%
C000201585 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000201585 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000201585 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000201585 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000201585 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000201585 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000201585 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000201585 | OBX Trust,
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000201585 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	54.51%
C000201585 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000201585 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000201585 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	18.55%
C000201585 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	29.47%
C000201585 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000201585 | Purchased Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000201586 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000201586 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	9.98%
C000201586 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000201586 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000201586 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000201586 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000201586 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000201586 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000201586 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000201586 | OBX Trust,
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000201586 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	54.51%
C000201586 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000201586 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000201586 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	18.55%
C000201586 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	29.47%
C000201586 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000201586 | Purchased Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000058169 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	20.22%
C000058169 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	17.39%
C000058169 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000058169 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000058169 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000058169 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000058169 | Fannie Mae REMICS,
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000058169 | JPMorgan Mortgage Acquisition Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000058169 | Independence Plaza Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058169 | PRPM LLC,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058169 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	30.06%
C000058169 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000058169 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000058169 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000058169 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.22%
C000058169 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	53.01%
C000058169 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.42%
C000058169 | Purchased Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000058169 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000003063 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	20.22%
C000003063 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	17.39%
C000003063 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003063 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003063 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000003063 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000003063 | Fannie Mae REMICS,
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000003063 | JPMorgan Mortgage Acquisition Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000003063 | Independence Plaza Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003063 | PRPM LLC,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003063 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	30.06%
C000003063 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000003063 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000003063 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000003063 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.22%
C000003063 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	53.01%
C000003063 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.42%
C000003063 | Purchased Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000003063 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000003064 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	20.22%
C000003064 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	17.39%
C000003064 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003064 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003064 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000003064 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000003064 | Fannie Mae REMICS,
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000003064 | JPMorgan Mortgage Acquisition Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000003064 | Independence Plaza Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003064 | PRPM LLC,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003064 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	30.06%
C000003064 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000003064 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000003064 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000003064 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.22%
C000003064 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	53.01%
C000003064 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.42%
C000003064 | Purchased Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000003064 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000003074 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000003074 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	6.16%
C000003074 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000003074 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000003074 | SLM Student Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000003074 | GSAA Home Equity Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000003074 | FirstKey Homes Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000003074 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000003074 | First Franklin Mortgage Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000003074 | Alternative Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000003074 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	22.84%
C000003074 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000003074 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000003074 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000003074 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000003074 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	54.04%
C000003074 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000003074 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000003074 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000003075 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000003075 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	6.16%
C000003075 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000003075 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000003075 | SLM Student Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000003075 | GSAA Home Equity Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000003075 | FirstKey Homes Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000003075 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000003075 | First Franklin Mortgage Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000003075 | Alternative Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000003075 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	22.84%
C000003075 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000003075 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000003075 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000003075 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000003075 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	54.04%
C000003075 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000003075 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000003075 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000228997 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228997 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000228997 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000228997 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000228997 | Fannie Mae REMICS,
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000228997 | Towd Point Mortgage Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000228997 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000228997 | Credit Suisse Mortgage Capital Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000228997 | ALLO Issuer LLC,
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000228997 | MHC Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000228997 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228997 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	9.08%
C000228997 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	79.67%
C000228997 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.31%
C000228996 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228996 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000228996 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000228996 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000228996 | Fannie Mae REMICS,
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000228996 | Towd Point Mortgage Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000228996 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000228996 | Credit Suisse Mortgage Capital Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000228996 | ALLO Issuer LLC,
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000228996 | MHC Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000228996 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228996 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	9.08%
C000228996 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	79.67%
C000228996 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.31%
C000058170 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	17.09%
C000058170 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000058170 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000058170 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000058170 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000058170 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000058170 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.62%
C000058170 | Credit Suisse Mortgage Capital Trust,
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000058170 | Fannie Mae Pool MA4626
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000058170 | Fannie Mae Pool BQ6913
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000058170 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000058170 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000058170 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000058170 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000058170 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	28.92%
C000058170 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000058170 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	53.93%
C000058170 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000058170 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	0.14%	[3]
C000058170 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000003065 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	17.09%
C000003065 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003065 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000003065 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000003065 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000003065 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000003065 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.62%
C000003065 | Credit Suisse Mortgage Capital Trust,
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000003065 | Fannie Mae Pool MA4626
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000003065 | Fannie Mae Pool BQ6913
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000003065 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000003065 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000003065 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000003065 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000003065 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	28.92%
C000003065 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000003065 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	53.93%
C000003065 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000003065 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	0.14%	[4]
C000003065 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000218401 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	17.09%
C000218401 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000218401 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000218401 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000218401 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000218401 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000218401 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.62%
C000218401 | Credit Suisse Mortgage Capital Trust,
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000218401 | Fannie Mae Pool MA4626
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000218401 | Fannie Mae Pool BQ6913
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000218401 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000218401 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000218401 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000218401 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000218401 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	28.92%
C000218401 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000218401 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	53.93%
C000218401 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000218401 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	0.14%	[5]
C000218401 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000003066 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	17.09%
C000003066 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003066 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000003066 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000003066 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000003066 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000003066 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.62%
C000003066 | Credit Suisse Mortgage Capital Trust,
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000003066 | Fannie Mae Pool MA4626
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000003066 | Fannie Mae Pool BQ6913
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000003066 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000003066 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000003066 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000003066 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000003066 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	28.92%
C000003066 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000003066 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	53.93%
C000003066 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000003066 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	0.14%	[6]
C000003066 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000102908 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	17.09%
C000102908 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000102908 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000102908 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000102908 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000102908 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000102908 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.62%
C000102908 | Credit Suisse Mortgage Capital Trust,
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000102908 | Fannie Mae Pool MA4626
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000102908 | Fannie Mae Pool BQ6913
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000102908 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000102908 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000102908 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000102908 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000102908 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	28.92%
C000102908 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000102908 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	53.93%
C000102908 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000102908 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	0.14%	[7]
C000102908 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000003072 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	31.74%
C000003072 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	14.52%
C000003072 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000003072 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000003072 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000003072 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000003072 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000003072 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000003072 | Fannie Mae REMICS,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003072 | U.S. International Development Finance Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003072 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	26.04%
C000003072 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000003072 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003072 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	35.44%
C000003072 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	42.28%
C000003072 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.62%
C000003072 | Purchased Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000003073 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	31.74%
C000003073 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	14.52%
C000003073 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000003073 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000003073 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000003073 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000003073 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000003073 | Ginnie Mae,
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000003073 | Fannie Mae REMICS,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003073 | U.S. International Development Finance Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003073 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	26.04%
C000003073 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000003073 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003073 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	35.44%
C000003073 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	42.28%
C000003073 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.62%
C000003073 | Purchased Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000105186 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000105186 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000105186 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000105186 | SLM Student Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000105186 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000105186 | Freddie Mac Pool SD8275
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105186 | IndyMac Index Mortgage Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000105186 | ACE Securities Corp. Home Equity Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000105186 | HSI Asset Securitization Corp. Trust,
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000105186 | BX Trust,
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000105186 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	17.48%
C000105186 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000105186 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.25%
C000105186 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000105186 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000105186 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000105186 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	59.57%
C000105186 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000105186 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[8]
C000105186 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000105185 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000105185 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000105185 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000105185 | SLM Student Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000105185 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000105185 | Freddie Mac Pool SD8275
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105185 | IndyMac Index Mortgage Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000105185 | ACE Securities Corp. Home Equity Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000105185 | HSI Asset Securitization Corp. Trust,
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000105185 | BX Trust,
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000105185 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	17.48%
C000105185 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000105185 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.25%
C000105185 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000105185 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000105185 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000105185 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	59.57%
C000105185 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000105185 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[9]
C000105185 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000218402 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000218402 | UMBS (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000218402 | Ginnie Mae (TBA)
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000218402 | SLM Student Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000218402 | CIM Trust,
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000218402 | Freddie Mac Pool SD8275
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218402 | IndyMac Index Mortgage Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000218402 | ACE Securities Corp. Home Equity Loan Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000218402 | HSI Asset Securitization Corp. Trust,
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000218402 | BX Trust,
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000218402 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	17.48%
C000218402 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000218402 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.25%
C000218402 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000218402 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000218402 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000218402 | Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	59.57%
C000218402 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000218402 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[10]
C000218402 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.73%

[1]	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.
[2]	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.
[3]	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.
[4]	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.
[5]	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.
[6]	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.
[7]	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.
[8]	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.
[9]	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.
[10]	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.